UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period:8/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2004
(Unaudited)

				Market
Shares				Value

COMMON STOCKS- 96.36%
Banks- 3.36%
16,800		Fifth Third Bancorp		$ 836,808
12,000		U.S. Bancorp		354,000
24,500		Wells Fargo & Co.		1,439,375
				2,630,183
Beverages- 3.53%
27,000		Anheuser-Busch Companies, Inc.		1,425,600
26,800		Pepsico, Inc.		1,340,000
				2,765,600
Business Services- 3.36%
30,000		First Data Corp.		1,267,500
46,000		Paychex, Inc.		1,364,820
				2,632,320
Chemicals- 1.43%
7,000		Du Pont (EI) de Nemours & Co.		295,820
27,500		Ecolab, Inc.		822,800
				1,118,620
Computer/Network Products- 6.19%
97,000	+	Cisco Systems, Inc.		1,819,720
49,000	+	Dell, Inc.		1,707,160
74,000		Hewlett-Packard Co.		1,323,860
				4,850,740
Computer Services- 1.20%
33,000	+	Yahoo!, Inc.		940,830

Conglomerates- 6.65%
23,000		Dover Corp.		867,790
44,000		General Electric Co.		1,442,760
14,500		ITT Industries, Inc.		1,146,950
18,700		United Technologies Corp.		1,756,117
				5,213,617
Consumer Products- 5.65%
33,000		Avon Products, Inc.		1,457,940
27,500		Colgate-Palmolive Co.		1,485,000
26,500		Procter & Gamble Co.		1,483,205
				4,426,145
Distribution & Wholesale- 1.92%
24,000		Fastenal Co.		1,506,720

Diversified Financial Services- 6.75%
40,000		American Express Co.		2,000,800
17,500		Goldman Sachs Group, Inc.		1,568,875
38,000		State Street Corp.		1,715,320
				5,284,995
Educational Services- 1.19%
12,000	+	Apollo Group, Inc.- Cl A		936,000

Electric Utilities- 1.82%
15,000		Dominion Resources, Inc.		973,350
15,000		Southern Co.		455,250
				1,428,600
Furniture & Fixtures- 2.05%
50,000		Masco Corp.		1,606,500

Industrial Gases- 1.24%
24,000		Praxair, Inc.		973,920

Insurance- 6.72%
24,500		American International Group, Inc.		1,745,380
31,500		Hartford Financial Services Group, Inc.		1,926,540
36,000		Radian Group, Inc.		1,594,800
				5,266,720
Investment Services- 1.79%
27,500		Merrill Lynch & Co., Inc.		1,404,425

Medical- Drugs- 8.91%
29,500		Abbott Laboratories		1,229,855
23,000	+	Amgen, Inc.		1,363,670
11,000		AstraZeneca Plc- ADR		511,830
17,000	+	Forest Labs, Inc.		779,450
20,000		Johnson & Johnson		1,162,000
44,500		Pfizer, Inc.		1,453,815
17,500		Teva Pharmaceutical Industries Ltd- ADR		476,875
				6,977,495
Medical Equipment & Supplies- 4.29%
25,000		Dentsply International, Inc.		1,273,750
20,000		Guidant Corp.		1,196,000
12,500	+	Zimmer Holdings, Inc.		891,250
				3,361,000
Metals- 1.11%
26,800		Alcoa, Inc.		867,784

Motorcycles- 1.46%
18,800		Harley-Davidson, Inc.		1,147,176

Multimedia- 1.29%
11,900		Gannett Co., Inc.		1,007,930

Oil & Gas Producers- 4.85%
44,000		Burlington Resources, Inc.		1,594,120
19,000		EnCana Corp.		780,900
31,000		Exxon Mobil Corp.		1,429,100
				3,804,120
Oil & Gas Services- 1.77%
31,000		Apache Corp.		1,385,390

Restaurants- 1.16%
21,000		Starbucks Corp.		908,040

Retail- 8.65%
20,000		Best Buy Co., Inc.		930,400
28,500	+	Brinker International, Inc.		867,825
15,000		Lowe's Companies, Inc.		745,500
35,000		Staples, Inc.		1,003,800
19,500		Target Corp.		869,310
39,500		Walgreen Co.		1,439,775
17,500		Wal-Mart Stores, Inc.		921,725
				6,778,335
Scientific & Technical Instruments- 1.90%
28,900		Danahar Corp.		1,486,038

Semiconductors- 2.61%
102,000	+	Flextronics International Ltd.		1,265,820
21,500		Intel Corp.		457,735
9,000		Linear Technology Corp.		321,930
				2,045,485
Software & Programming- 1.74%
50,000		Microsoft Corp.		1,365,000

Telecommunications- 1.77%
25,000		SBC Communications, Inc.		644,750
32,500		Vodafone Group Plc- ADR		744,250
				1,389,000
		TOTAL COMMON STOCKS
		(Cost $67,715,896)		75,508,728

MONEY MARKET FUNDS- 3.57%
1,411,025		BlackRock Provident Institutional Temp Fund		1,411,025
1,382,297		Goldman Sachs Financial Square Funds-
		Prime Obligations Fund		1,382,297
		TOTAL MONEY MARKET FUNDS
		(Cost $2,793,322)		2,793,322

		TOTAL INVESTMENTS
		(Cost $70,509,218)	99.93%	78,302,050
		Cash and other assets less liabilities	0.07%	55,154

		TOTAL NET ASSETS	100.00%	$ 78,357,204

+ Non-income producing security
ADR- American Depositary Receipt

At August 31, 2004, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
		Aggregate gross unrealized appreciation for all investments
		for which there was an excess of value over cost		$ 11,273,555
		Aggregate gross unrealized depreciation for all investments
		for which there was an excess of cost over value		(3,480,723)
		Net unrealized appreciation		$ 7,792,832

The aggregate cost of securities for federal income tax purposes at August 31, 2004 is the same as for book purposes.

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2004
(Unaudited)

Principal			Market
Amount			Value

CORPORATE BONDS- 56.82%
Aerospace/Defense- 0.38%
$ 200,000	McDonnell Douglas Corp., 6.875%, due 11/1/06		$ 215,782

Banks- 8.60%
	Bank of America Corp.,
500,000	4.75%, due 10/15/06		518,830
1,000,000	4.375%, due 12/1/10		1,006,182
800,000	Chase Manhattan Corp., 6.00%, due 2/15/09		865,582
1,250,000	Citigroup, Inc., 5.00%, due 3/6/07		1,310,149
275,000	J.P. Morgan Chase & Co., 6.50%, due 1/15/09		303,975
350,000	Nationsbank Corp., 6.60%, due 5/15/10		390,499
500,000	Wells Fargo & Co., 3.125%, due 4/1/09		487,094
			4,882,311
Beverages- 1.01%
	Pepsico, Inc.,
300,000	3.20%, due 5/15/07		301,723
250,000	5.70%, due 11/1/08		271,012
			572,735
Building Materials- 0.95%
500,000	Vulcan Materials, 6.00%, due 4/1/09		541,055

Business Services- 0.44%
250,000	First Data Corp., 3.375%, due 8/1/08		248,769

Chemicals-0.88%
500,000	Du Pont (EI) de Nemours & Co., 4.125%, due 4/30/10		502,388

Computers- 1.88%
1,000,000	International Business Machines Corp., 5.375%, due 2/1/09		1,066,723

Diversified Financial Services- 13.71%
750,000	American Express Co., 3.75%, due 11/20/07		759,583
	American General Finance,
200,000	6.75%, due 11/15/04		201,932
500,000	4.00%, due 3/15/11		488,005
500,000	Caterpillar Financial Services, 5.60%, due 3/15/06		520,324
500,000	CIT Group, Inc., 3.25%, due 12/15/07		496,158
490,000	Commercial Credit Co., 7.75%, due 3/1/05		503,846
	Ford Motor Credit Corp.,
300,000	3.35%, due 6/20/06		300,875
300,000	4.15%, due 6/20/07		304,091
900,000	General Electric Capital Corp., 5.35%, due 3/30/06		938,315
	General Motors Acceptance Corp.,
1,000,000	4.50%, due 7/15/06		1,020,861
600,000	4.375%, due 12/10/07		606,953
250,000	6.125%, due 1/22/08		263,796
	Household Finance Corp.,
100,000	2.90%, due 11/15/06		99,070
500,000	7.875%, due 3/1/07		556,523
500,000	3.90%, due 10/15/08		497,248
200,000	6.375%, due 10/15/11		220,441
			7,778,021
Electric Utilities- 3.53%
500,000	Jersey Central Power & Lighting, 6.85%, due 11/27/06		537,534
115,000	Kansas Energy, Inc., 6.65%, due 3/1/05		117,352
	National Rural Utilities,
500,000	3.25%, due 10/1/07		497,051
500,000	6.20%, due 2/1/08		540,243
300,000	Potomac Electric Power Co., 6.50%, due 9/15/05		311,927
			2,004,107
Foods- 2.08%
250,000	General Mills, Inc., 2.625%, due 10/24/06		246,971
	Kellogg Co.,
175,000	4.875%, due 10/15/05		179,343
500,000	2.875%, due 6/1/08		490,126
250,000	Kraft Foods, Inc., 5.25%, due 6/1/07		262,814
			1,179,254
Insurance- 0.18%
100,000	John Hancock Life Insurance, 3.35%, due 11/15/07		100,276

Investment Services- 11.81%
	Bear Stearns Co., Inc.,
500,000	7.80%, due 8/15/07		561,656
800,000	2.875%, due 7/2/08		776,756
300,000	3.90%, due 11/15/08		295,967
300,000	4.50%, due 10/28/10		303,134
	Goldman Sachs Group, Inc.,
1,300,000	3.875%, due 1/15/09		1,302,869
300,000	6.65%, due 5/15/09		334,393
1,000,000	Lehman Brothers Holdings, Inc.,
	3.60%, due 3/13/09		986,475
	Merrill Lynch & Co., Inc.,
500,000	5.36%, due 2/1/07		529,858
600,000	3.375%, due 9/14/07		601,349
166,000	6.25%, due 10/15/08		181,117
300,000	6.00%, due 2/17/09		325,271
500,000	Morgan Stanley, 3.875%, due 1/15/09		500,630
			6,699,475
Multimedia- 1.87%
1,000,000	Gannet Co., Inc., 5.50%, due 4/1/07		1,061,044

Pharmaceuticals- 0.87%
500,000	Eli Lilly & Co., 2.90%, due 3/15/08		493,660

Recreational Activities- 0.95%
500,000	Carnival Corp., 6.15%, due 4/15/08		541,394

Restaurants- 0.76%
400,000	McDonald's Corp., 5.95%, due 1/15/08		428,790

Retail- 1.94%
195,000	CVS Corp., 5.625%, due 3/15/06		203,699
	Target Corp.,
345,000	5.95%, due 5/15/06		363,531
500,000	5.40%, due 10/1/08		532,901
			1,100,131
Telecommunications- 4.98%
565,000	Ameritech Capital Funding Corp., 6.15%, due 1/15/08		611,641
500,000	GTE Northwest, Inc., 5.55%, due 10/15/08		529,377
500,000	GTE South, Inc., 6.00%, due 2/15/08		534,958
600,000	SBC Communications, Inc., 5.75%, due 5/2/06		629,305
500,000	Southwestern Bell Telephone Co, 6.60%, due 11/15/05		522,512
			2,827,793
	TOTAL CORPORATE BONDS
	(Cost $31,285,217)		32,243,708

TAXABLE MUNICIPAL BONDS- 2.60%
500,000	Illinois State Taxable Pension General Obligation,
	2.80%, due 6/1/09		475,950
250,000	Kansas State Development Authority Revenue Bond Public
	Employee Retirement Systems, FSA, 4.40%, due 9/1/09		254,260
250,000	New Jersey State Turnpike Authority Revenue Bond Series B, MBIA,
	3.14%, due 1/1/09		242,298
500,000	New York State Environmental Clean Water Taxable Revenue Bond,
	3.66%, due 7/15/08		503,215
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $1,510,759)		1,475,723

U.S. GOVERNMENT & AGENCY OBLIGATIONS- 38.77%
Government Agencies- 36.26%
	Federal Farm Credit Bank,
1,000,000	3.00%, due 11/1/05		1,009,245
200,000	6.52%, due 9/24/07		219,753
	Federal Home Loan Bank,
750,000	2.75%, due 11/15/06		749,874
500,000	2.125%, due 1/9/07		492,126
90,000	7.625%, due 5/15/07		100,946
1,000,000	3.75%, due 5/25/07		1,011,318
500,000	3.175%, due 11/6/07		499,896
200,000	5.875%, due 11/15/07		216,393
800,000	3.875%, due 8/22/08		804,279
550,000	5.315%, due 12/23/08		589,371
800,000	4.00%, due 5/15/09		811,094
1,000,000	4.90%, due 7/7/09		1,021,984
1,000,000	4.75%, due 7/20/09		1,011,767
500,000	4.125%, due 8/13/10		502,580
	Federal Home Loan Mortgage Corp.,
500,000	2.875%, due 12/15/06		501,572
2,000,000	4.375%, due 7/30/09		2,039,318
	Federal National Mortgage Association,
1,000,000	2.30%, due 3/28/06		998,235
1,000,000	2.625%, due 11/15/06		997,989
500,000	2.20%, due 12/18/06		493,878
500,000	2.72%, due 4/19/07		497,862
1,000,000	3.55%, due 1/17/08		1,009,831
500,000	2.50%, due 6/15/08		485,331
500,000	3.60%, due 3/3/09		499,294
1,000,000	3.125%, due 3/16/09		974,302
1,000,000	4.02%, due 4/20/09		1,008,387
1,000,000	4.75%, due 7/13/09		1,020,532
1,000,000	4.52%, due 3/3/10		1,006,900
			20,574,057
Mortgage Backed Securities- 0.58%
	Federal Home Loan Bank,
217,555	5.00%, due 8/1/07		222,750
47,276	6.50%, due 11/1/08		49,872
47,145	Federal National Mortgage Association, 6.50%, due 11/1/08		49,602
4,393	Government National Mortgage Association,
	11.00%, due 11/15/05		4,999
			327,223
U.S. Treasury Notes- 1.93%
150,000	6.50%, due 8/15/05		156,416
850,000	4.625%, due 5/15/06		883,369
50,000	6.50%, due 10/15/06		54,150
			1,093,935
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost $21,805,051)		21,995,215

MONEY MARKET FUNDS- 3.70%
1,060,207	BlackRock Provident Institutional Temp Fund		1,060,207
1,039,280	Goldman Sachs Financial Square Funds- Prime Obligations Fund		1,039,280
	TOTAL MONEY MARKET FUNDS
	(Cost $2,099,487)		2,099,487

	TOTAL INVESTMENTS
	(Cost $56,700,514)	101.89%	57,814,133
	Cash and other assets less liabilities	(1.89%)	(1,071,130)

	TOTAL NET ASSETS	100.00%	$ 56,743,003

FSA- Financial Security Assurance.
MBIA- Municipal Bond Insurance Association.

At August 31, 2004, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments
	for which there was an excess of value over cost		$ 1,343,881
	Aggregate gross unrealized depreciation for all investments
	for which there was an excess of cost over value		(230,262)
	Net unrealized appreciation		$ 1,113,619

The aggregate cost of securities for federal income tax purposes at August 31, 2004 is the same as for book purposes.
_____________
Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at its last bid price. Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued as determined in good faith under the procedures established by and under the general supervision of the
Trust's Board of Trustees (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date

10/27/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael J. Wagner

        Michael J. Wagner, President

Date

10/27/04

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

10/27/04